Shareholders’ Equity - Shares Issued (Details) - USD ($) $ / shares in Units, $ in Millions								11 Months Ended	12 Months Ended
	Dec. 10, 2025	Aug. 07, 2025	Jul. 07, 2025	Oct. 24, 2023	Aug. 16, 2023	Feb. 24, 2023	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2021
Equity, Class of Treasury Stock [Line Items]
Issue of common shares (in shares)	21,000,000	20,000,000	30,000,000	7,522,838	1,000,000	10,000,000	15,000,000		71,000,000	0	34,816,793
Price per share (in dollars per share)	$ 4.00	$ 2.05	$ 2.05	$ 6.65
Gross proceeds	$ 84.0	$ 41.0	$ 61.5	$ 50.1	$ 0.0	$ 0.0	$ 0.0		$ 186.5	$ 0.0	$ 59.8
Share issued and subsequently repurchased (in shares)								14,443,270
At-the-market offering
Equity, Class of Treasury Stock [Line Items]
Issue of common shares (in shares)											1,293,955
Price per share (in dollars per share)								$ 7.53			$ 7.53
Gross proceeds											$ 9.7
Amount authorized for issuance												$ 40.0